Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18.	RELATED PARTY TRANSACTIONS

Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi	Shareholder of the Group
Foshan Wanwuhulian Trade Co., Ltd. (“Foshan Wanwuhulian”)	Controlled by the Founder

The Group’s relationship with Xiaomi

Xiaomi is The Group’s strategic partner and shareholder.

The Group’s sales to Xiaomi is governed by a business cooperation agreement, pursuant to which Xiaomi is responsible for the distribution and sales of such products through their network and sales channels.

The Group also sells products through Xiaomi’s online e-commerce channel Youpin.mi.com, and is charged of commissions pursuant to a commission sales agreement.

Transaction with Xiaomi

Business cooperation agreement

The current business corporation agreement entered into in 2019 with Xiaomi governs all the Group’s sales to Xiaomi. It will expire in November 2020, and will automatically extend for successive one-year period unless objected by a party at least 30 days prior to the expiration of the then current term.

Under the business cooperation agreement, (i) certain products sold to Xiaomi are exclusively designed for and can only be sold to Xiaomi, (ii) Xiaomi shall purchase these products at a price that covers all of the Group’s costs of raw materials, outsourcing manufacture, models, logistics and paid intellectual property licensing fees, in connection with the manufacture and delivery of these products, and (iii) Xiaomi and the Group shall share gross profits, derived from sales of these products, the retail prices of which were set by Xiaomi and the Group together.

In 2019, the Group has entered into cooperation arrangement with Xiaomi for a certain type of products under which the Group acts as the agent of Xiaomi. The Group charges Xiaomi with reference to market price.

Youpin commission sales agreement

The Group has entered into a commission sales agreement with Xiaomi for the sale of the Group’s own branded products on a E-platform operated by Xiaomi, namely Youpin. The commission sales agreement will expire on December 31, 2019 and has been renewed up to December 31, 2020. Furthermore, this agreement may be terminated by Xiaomi with 30 days’ written notice.

Under the commission sales agreement, the Group shall pay a service fee, calculated as approximately 11% of the sales price excluding customers’ refunds or as otherwise agreed by the parties with respect to specific product lines, as well as a deposit to Xiaomi. The retail prices of the Group’s products on Youpin’s platform shall be no higher than the sales price from any other e-commerce merchants or the Group’s official offline sales channel, including in the event of sales or promotion.

18.	RELATED PARTY TRANSACTIONS (Continued)
(1)	Amount due from/to related parties

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	260,984	707,947

Other receivables from related parties:
Sales receivable from Xiaomi(b)	112,320	23,908
Other receivables from Xiaomi	—	36
Total	112,320	23,944

Amounts due to related parties:
Advertising and promotion expenses payable to Xiaomi(c)	1,887	12,919
Purchase payable to Xiaomi(a)	3,876	12,187
Total	5,763	25,106

(2)	Purchase from related parties

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Xiaomi(a)	1,685	18,235	43,037
Foshan Wanwuhulian(d)	—	—	15,422
Total	1,685	18,235	58,459

(3)	Revenue from a related party

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Xiaomi(a)	739,464	1,311,852	2,112,170

(4)	Selling and marketing expenses

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	3,327	20,824	58,874
Advertising and promotion expenses charged by Xiaomi(c)	—	3,774	22,977
Total	3,327	24,598	81,851

(5)	Interest expenses

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Xiaomi(e)	1,761	440	—
18.	RELATED PARTY TRANSACTIONS (Continued)

(6)	Interest income

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Xiaomi(f)	490	107	—

(a)

Foshan Viomi both sells water purifier and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifier and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.

(b)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi, which charges Foshan Viomi commission and technical service fees. The amount due from Xiaomi represents sales receivable net of commission.

(c)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi, which provides advertising and promotion service. The amount due to Xiaomi represents payable arising from advertising and promotion service.

(d)	Foshan Viomi purchases products from Foshan Wanwuhulian for trading during the year ended December 31, 2019.
(e)

Interest expense represents the expense of a loan provided by Xiaomi. The loan is RMB31,900 with an interest rate of 5.52% per annum. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.

(f)

Interest income represents interest from a loan provided to Xiaomi. The loan is US$5,000 with an interest rate of 3 month Libor add 10bps. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.